Document and Entity Information	Nov. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36894
Entity Registrant Name	SOLAREDGE TECHNOLOGIES, INC
Entity Central Index Key	0001419612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5338862
Entity Address, Address Line One	1 Hamada Street
Entity Address, City or Town	Herziliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673335
City Area Code	9
Local Phone Number	957-6620
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SEDG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false